Share-based Payments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2019 USD ($) yr $ / shares shares	Mar. 31, 2018 USD ($) yr $ / shares shares	Mar. 31, 2017 USD ($) yr $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares available for future grants | shares	3,303,952
Number of shares issued upon exercise of share options and RSUs | shares	719,140	1,521,521	906,255
Total cash received from option exercised		$ 1,347,000	$ 8,941,000
Share-based compensation expense	$ 30,305,000	30,565,000	23,036,000
2006 Incentive award plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Aggregate intrinsic value of options exercised	$ 0	$ 180,000	$ 2,697,000
Total grant date fair value of options vested | shares	0	0	0
Total cash received from option exercised	$ 0	$ 1,347,000	$ 8,941,000
Number of options granted	0	0	0
Weighted average share price of options exercised	$ 0.00	$ 30.44	$ 27.46
Exercise price per options outstanding	$ 0	$ 0
Weighted average remaining contractual term | yr	0	0	0.10
PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period		Three years
Unrecognized compensation cost related to unvested other equity instruments	$ 7,055,000
Weighted average grant date fair value	47.54	$ 30.35	$ 31.12
Aggregate intrinsic value of share units exercised	15,077,000	17,737,000	4,237,000
Total grant date fair value of units vested	$ 9,535,000	$ 8,696,000	$ 6,280,000
Weighted average share price of share units exercised other equity instruments | $ / shares	$ 50.75	$ 35.01	$ 29.89
Number of other equity instruments issued in share-based payment arrangement	199,303	400,463
Expected weighted average period for recognition of compensation cost other equity instruments | yr	2.2
Share-based options [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based incentive plan - term	10 years
Share-based options [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	Four years
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based incentive plan - term	10 years
Restricted share units (RSUs) [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	Four years
RSUs dependent on non-market performance condition [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	$ 7,276,000
Expected weighted average period for recognition of compensation cost other equity instruments | yr	2.7
Weighted average grant date fair value	$ 47.89	$ 30.85	$ 30.26
Aggregate intrinsic value of share units exercised	21,324,000	34,339,000	9,991,000
Total grant date fair value of units vested	$ 15,964,000	$ 16,931,000	$ 14,631,000
Weighted average share price of share units exercised other equity instruments | $ / shares	$ 50.52	$ 35.73	$ 29.08
Number of other equity instruments issued in share-based payment arrangement	383,229	497,689
RSUs dependent on market performance condition [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	$ 103,000
Expected weighted average period for recognition of compensation cost other equity instruments | yr	0.7
Weighted average grant date fair value	$ 0.00	$ 0.00	$ 12.56
Additional cost as a result of modification in respect of modified share awards	1,185,000
Incremental cost recognized in the current year in respect of such modified RSUs	$ 540,000	$ 540,000
Number of other equity instruments issued in share-based payment arrangement	0	0
RSUs related total shareholders return [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	$ 4,589,000
Expected weighted average period for recognition of compensation cost other equity instruments | yr	1.7
Weighted average grant date fair value	$ 57.20	$ 36.52
Number of other equity instruments issued in share-based payment arrangement	166,760	248,655
Share-based compensation expense	$ 2,886,000	$ 1,368,000
RSUs BBBEE Program In South Africa [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	Four years
Number of other equity instruments issued in share-based payment arrangement	14,250	32,050
Share-based compensation expense	$ 760,000	$ 547,000	$ 0
Unamortized Share based compensation	$ 3,040,000